1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue from Contracts with Customers (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Revenue from Contracts with Customers

Revenue from Contracts with Customers:

The Company adopted FASB Accounting Standards Update (“ASU”) 2014-09 effective January 1, 2018 using the “modified retrospective” method. The Company categorizes it primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue and (3) revenue from contracts with customers.

(1)Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

(2)Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

(3)Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues. During the three years ended December 31, 2020, 2019 and 2018, the Company recognized interest related income of $213.1 million, $200.6 million and $172.8 million, respectively, insurance related revenue of $49.8 million, $49.4 million and $44.4 million, respectively, and other revenues of $5.4 million, $6.0 million and $5.7 million, respectively.